Revenue (Schedule of Disaggregated Revenue By Timing) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Net sales	¥ 3,593,299	¥ 3,951,937	¥ 4,080,015
Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,699,653	1,804,002	1,802,542
Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	806,425	969,660	1,098,525
Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	437,456	437,305	434,985
Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	648,165	740,970	743,963
Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	1,600
Operating Segments
Disaggregation of Revenue [Line Items]
Net sales	3,593,299	3,951,937	4,080,015
Operating Segments | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,702,595	1,807,301	1,804,782
Operating Segments | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	807,414	970,435	1,099,125
Operating Segments | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	438,525	437,578	436,187
Operating Segments | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	737,945	842,941	829,913
Operating Segments | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(93,180)	(106,318)	¥ (89,992)
Operating Segments | Revenue Recognized at a Point in Time
Disaggregation of Revenue [Line Items]
Net sales	2,760,816	3,078,663
Operating Segments | Revenue Recognized at a Point in Time | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,187,306	1,286,100
Operating Segments | Revenue Recognized at a Point in Time | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	793,832	957,518
Operating Segments | Revenue Recognized at a Point in Time | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	290,702	305,457
Operating Segments | Revenue Recognized at a Point in Time | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	582,156	635,906
Operating Segments | Revenue Recognized at a Point in Time | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(93,180)	(106,318)
Operating Segments | Revenue Recognized Overtime
Disaggregation of Revenue [Line Items]
Net sales	832,483	873,274
Operating Segments | Revenue Recognized Overtime | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	515,289	521,201
Operating Segments | Revenue Recognized Overtime | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	13,582	12,917
Operating Segments | Revenue Recognized Overtime | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	147,823	132,121
Operating Segments | Revenue Recognized Overtime | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	¥ 155,789	¥ 207,035